Public Funding	12 Months Ended
Dec. 31, 2024
Government Assistance [Abstract]
Public Funding	PUBLIC FUNDING
The main government assistance received by the Company are classified under four general categories: funding for Research and Development (R&D), R&D and Innovation activities (RDI), funding for First Industrial Deployment activities (FID) and capital investments for pilot lines and other industrial activities.
Receivables related to public funding totaled $766 million as of December 31, 2024 ($861 million as of December 31, 2023), of which $391 million reported on the line “Other current assets” and $375 million reported on the line “Other non-current assets" of the consolidated balance sheet ($651 million and $210 million, respectively, as of December 31, 2023). The receivables related to public funding included $218 million of capital grants associated with capital investments projects for the Company's 300mm wafer fab in France and its silicon carbide manufacturing activities in Italy. These public funding programs also set forth a clawback mechanism according to which the public government agencies will require, at specific future testing dates, the remeasurement of the aid, which may trigger future payments by the Company. No provision was recorded as of December 31, 2024 and December 31, 2023 in relation to this clawback mechanism.
Liabilities mainly related to deferred income on public funding totaled $214 million as of December 31, 2024 ($292 million as of December 31, 2023), of which $42 million reported on the line “Other payables and accrued liabilities” and $172 million reported on the line “Other long-term liabilities” of the consolidated balance sheet ($96 million and $196 million, respectively, as of December 31, 2023).
For the year ended December 31, 2024, the Company recorded $266 million of public funding related to R&D and innovation activities, reported on the line “Other income and expenses, net” of the consolidated statement of income compared to $201 million for the year ended December 31, 2023, and $177 million for the year ended December 31, 2022. The Company reported as a reduction of cost of sales in the consolidated statement of income for the year ended December 31, 2024 a total $83 million amount related to FID funding programs compared to $30 million for the year ended December 31, 2023 and $24 million for the year ended December 31, 2022. Additionally, $76 million, $31 million and $15 million grant income was recognized as compensation of depreciation expense in 2024, 2023 and 2022, respectively, as part of the Company’s capital funding schemes.
In 2023, the Company and Sanan Optoelectronics jointly created SANAN, STMicroelectronics Co. Ltd. (“Sanan ST JV”), for high-volume 200mm SiC device manufacturing in China. The entity has been identified as a VIE for which the Company is the primary beneficiary. As such, the joint venture was fully consolidated as of December 31, 2024 and December 31, 2023, as further described in Note 12. Sanan ST JV is part of a capital funding scheme with Chinese regional agencies. As of December 31, 2024, long-term liabilities related to public funding included $385 million advances from capital grants received as part of this funding program ($152 million as of December 31, 2023), as further described in Note 17.
The Company also benefits from research tax credits and other tax incentives to foster research and innovation activities, together with capital investments in certain tax jurisdictions, primarily in France and Italy. These research tax credits and tax incentive schemes are further described in Note 23. Research tax credit receivables totaled $231 million and were reported on the line “Other non-current assets” of the consolidated balance sheet as of December 31, 2024 ($246 million as of December 31, 2023). The research tax credit received in France totaled $140 million and was reported as a reduction of “Research and development” in the consolidated statement of income for the year ended
December 31, 2024 compared to $126 million for the year ended December 31, 2023 and $106 million for the year ended December 31, 2022.